CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 53,505	$ 47,300	$ 40,760
Cost of sales and services	(10,400)	(7,130)	(5,736)
Gross profit	43,105	40,170	35,024
Operating expenses
Sales and marketing expenses	(25,725)	(24,544)	(25,287)
General and administrative expenses	(11,582)	(76,219)	(4,936)
Research and development expenses	(11,458)	(10,481)	(9,838)
Total operating expenses	(48,765)	(111,244)	(40,061)
Operating loss	(5,660)	(71,074)	(5,037)
Non-operating income and expenses
Interest income	9,498	2,029	131
Other income	33	75	118
Other gains and losses	1,675	(92,474)	(151,638)
Finance costs	(15)	(8)	(9)
Total non-operating income and expenses	11,191	(90,378)	(151,398)
Income (loss) before income tax	5,531	(161,452)	(156,435)
Income tax expense	(115)	(292)	(417)
Net income (loss)	5,416	(161,744)	(156,852)
Components of other comprehensive income (loss) that will not be reclassified to profit or loss
Actuarial gains (losses) on defined benefit plans	(4)	22	(24)
Credit risk changes in financial instrument - Preferred shares	0	(7)	(58)
Total components of other comprehensive income (loss) that will not be reclassified to profit or loss	(4)	15	(82)
Components of other comprehensive income (loss) that will be reclassified to profit or loss
Exchange differences arising on translation of foreign operations	(116)	(1,097)	123
Other comprehensive income (loss), net	(120)	(1,082)	41
Total comprehensive income (loss)	5,296	(162,826)	(156,811)
Net income (loss) attributable to:
Shareholders of the parent	5,416	(161,744)	(156,852)
Total comprehensive income (loss) attributable to:
Shareholders of the parent	$ 5,296	$ (162,826)	$ (156,811)
Earnings (loss) per share (in dollars)
Basic earnings (loss) per share of class A and class B ordinary shares (in USD per share)	$ 0.05	$ (2.37)	$ (2.96)
Diluted earnings (loss) per share of class A and class B ordinary shares (in USD per share)	$ 0.05	$ (2.37)	$ (2.96)